Taxes - Tax loss carryforwards, maturity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 26,618	$ 32,536	$ 29,941
Adjustments in deferred income tax assets	$ 3,847
NOLs usage limit	30.00%
0-1 year [member]
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 35
Second 12 months
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	50
Third 12 months
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	26
Fourth 12 months
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	69
Fifth 12 months
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	872
Sixth 12 months
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,884
Seventh 12 months
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	52
Eighth 12 months
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,683
Ninth 12 months
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,535
Tenth 12 months and thereafter
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,303
No expiration
Disclosure of income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 15,109